UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2007

[LOGO OF USAA]
   USAA(R)

                                 USAA TAX EXEMPT
                                     SHORT-TERM Fund

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2007


39592-1107                                  (c)2007, USAA.  All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

    Portfolio of Investments                                                16

    Notes to Portfolio of Investments                                       32

    Financial Statements                                                    33

    Notes to Financial Statements                                           36

EXPENSE EXAMPLE                                                             47

ADVISORY AGREEMENT                                                          49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                        IN MY OPINION, INCOME TAXES FOR
[PHOTO OF CHRISTOPHER W. CLAUS]    INDIVIDUALS AND BUSINESSES COULD INCREASE
                                      AFTER THE 2008 PRESIDENTIAL ELECTION.

                                                       "

                                                                    October 2007
--------------------------------------------------------------------------------

         Tax-exempt securities are looking better and better. Yes, they have always appealed to investors because of the tax-free income they provide. But they may become even more attractive in the years ahead as our nation grapples with its financial challenges and the federal government seeks additional sources of revenue to deal with them.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched the national budget. Meanwhile, baby boomers are reaching retirement age without adequate savings, putting the Social Security system at risk. At some point, the government's funding needs - for the war, Social Security, Medicare, and other pressing concerns - will likely require additional revenue. In my opinion, income taxes for individuals and businesses could increase after the 2008 presidential election. A hike in taxes on capital gains and dividend payments is also possible.

         Tax-exempt investments may be desirable for two other reasons - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern; as of this writing, it is running within the Fed's so-called "comfort zone" of 2% or less, even though oil prices are at record levels. If economic growth continues to moderate, inflationary pressures may dissipate, an outcome that seems likely given the downturn in the residential housing market.

         Under these circumstances, I encourage our members to at least match their investments with their investment horizons, locking in the higher yields of longer maturity funds wherever possible. For taxpayers in the 25% or higher marginal tax brackets, tax-exempt securities may be

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         particularly valuable because their interest income is free from federal taxes and, in some cases, state taxes.

         At USAA Investment Management Company, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar. Even though our municipal funds had no direct exposure to subprime lending and their credit ratings remained secure, their prices were affected by problems among subprime lenders, borrowers, and mortgage holders. In the turmoil, many investors fled to quality, increasing demand for U.S. Treasury securities at the expense of all other asset classes. By mid-August, municipal bonds were a bargain.

         Our funds - like the bond market as a whole - rebounded sharply after the Fed cut the discount rate on August 7, then followed up by cutting the federal funds rate by one-half a percentage point on September 18. We expect the Fed to reduce short-term interest rates further. In recognition of this possibility, we believe 10-year Treasury yields should continue trading at around 4.5% over the next 12 months.

         From all of us here, thank you for your business. We will continue working hard to provide you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                  # funds
                         for period ending 9/30/2007                                   in        # funds   # funds
USAA                                                            Morningstar         Overall/       in         in
Fund Name                 Overall   3-Year  5-Year   10-Year    Category             3-Year      5-Year    10-Year
------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND           ****       4        4        4        Muni California        151        141        116
                                                                  Long

FLORIDA TAX-FREE          ****       4        4        4        Muni Florida            49         49         46
  INCOME

NEW YORK BOND             ****       4        4        5        Muni New York          108        103         85
                                                                  Long

TAX EXEMPT                *****      4        5        5        Muni National          256        245        189
  LONG-TERM                                                       Long

TAX EXEMPT                *****      5        5        5        Muni National          244        213        128
  INTERMEDIATE-TERM                                               Intermediate

TAX EXEMPT                ****       4        4        4        Muni National          129         91         60
  SHORT-TERM                                                      Short

VIRGINIA BOND             *****      5        5        5        Muni Single State      312        291        243
                                                                  Intermediate
------------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8181 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]              [PHOTO OF REGINA G. SHAFER]

CLIFFORD A. GLADSON, CFA                    REGINA G. SHAFER, CFA
USAA Investment Management Company          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO SEPTEMBER 30, 2007?

         Your USAA Tax Exempt Short-Term Fund provided a total return of 1.61% versus a return of 1.50% for the 60 funds in the Lipper Short Municipal Debt Funds Average. This compares to returns of 1.37% for the Lipper Short Municipal Debt Funds Index and 1.15% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 3.69%, compared to the Lipper category average of 3.18%.

WHAT WERE THE MARKET CONDITIONS?

         After remaining on hold for most of the period, the Federal Reserve Board (the Fed) reduced the federal funds rate from 5.25% to 4.75% on September 18. The Fed seemed to acknowledge that it had underestimated the economic impact of the housing downturn.

         Although the Fed sets short-term rates, longer-term rates are determined in the credit markets. While volatile over the six-month period, yields on five-year AAA general obligation bonds ended the period unchanged.

         Uncertainty about the value of subprime mortgage securities in August caused a flight to safety into U.S. Treasury securities. As a result, the price of municipal securities fell, pushing yields higher. The disparity was especially noticeable among investment-grade municipal bonds rated A and BBB. Relative to Treasuries,

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the after-tax yields for municipal bonds became a bargain. Even though prices rose in September, municipal yields remained very attractive through the end of the period.

         Despite the turmoil in the residential-mortgage market, municipal credit quality remained stable.

HOW DID YOU MANAGE VOLATILITY IN THE FUND'S SHARE PRICE?

         Although the Fund experienced no credit problems and had no exposure to the subprime market, its share price was affected by the flight to Treasuries during August. As always, we strive to reduce volatility and increase the Fund's dividend yield by using variable-rate demand notes (VRDNs), which possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

         As opportunities arose, we invested in issues with higher yields. This strategy can help us reinvest income at a higher rate that should, over time, more than offset any near-term decline in share price.

         Your Fund is fully diversified across more than 250 issuers. To help us manage credit risk, we rely on our team of seasoned credit analysts. We continue to seek to make your Fund as tax efficient as possible by avoiding issues subject to the alternative minimum tax (AMT) for individuals.

WHAT IS THE OUTLOOK?

         We expect municipal securities to continue to offer attractive yields relative to Treasuries and taxable issues, and their tax advantage will become more valuable if tax rates rise.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                             COMMENTARY on the Fund

         Given the slowing housing market, the recent downturn in employment numbers, and a core inflation rate of less than 2%, we believe the Fed's September rate cut is likely to be the first of a series. As always, we plan to use any increase in interest rates to seek to improve the tax-exempt dividend distribution yield of your Fund.

         We appreciate your trust and will continue to work hard on your behalf.

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

                        USAA TAX EXEMPT SHORT-TERM FUND

--------------------------------------------------------------------------------
                          OVERALL MORNINGSTAR RATING(TM)
               out of 129 municipal national short-term bond funds
                    for the period ended September 30, 2007:

                                 OVERALL RATING
                                  *   *   *   *

                3-YEAR               5-YEAR               10-YEAR
                * * * *              * * * *              * * * *
          out of 129 funds       out of 91 funds       out of 60 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its
     three-, five-, and 10-year (if applicable) Morningstar Rating metrics.
                   Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA TAX EXEMPT SHORT-TERM FUND

[LOGO OF LIPPER LEADER       [LOGO OF LIPPER LEADER       [LOGO OF LIPPER LEADER
     TOTAL RETURN]               TAX EFFICIENCY]               PRESERVATION]

The Fund is listed as a Lipper Leader for Total Return and Tax Efficiency of 53 funds within the Lipper Short Municipal Debt Funds category, and for Preservation of 4,160 fixed-income funds, for the overall period ended September 30, 2007. The Fund received a Lipper Leader rating for Total Return among 40 and 24 funds for the five- and 10-year periods, respectively, and a score of 2 among 53 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of September 30, 2007. The Fund received a Lipper Leader rating for Tax Efficiency among 53, 40, and 24 funds for the three-, five- and 10-year periods, respectively. The Fund received a Lipper Leader rating for Preservation among 4,160, 3,581, and 2,307 fixed-income funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of September 30, 2007. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of September 30, 2007. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

RATINGS  ARE SUBJECT TO CHANGE  EVERY  MONTH AND ARE BASED ON AN  EQUAL-WEIGHTED
AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, TAX EFFICIENCY, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND (Ticker Symbol: USSTX)

OBJECTIVE
--------------------------------------------------------------------------------

Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

---------------------------------------------------------------------------------------------
                                                           9/30/07              3/31/07
---------------------------------------------------------------------------------------------
Net Assets                                            $1,019.5 Million      $1,066.7 Million
Net Asset Value Per Share                                  $10.57               $10.60
Tax-Exempt Dividends Per Share Last 12 Months              $0.390               $0.385
Capital Gain Distributions Per Share Last 12 Months           -                    -

---------------------------------------------------------------------------------------------
                                                         9/30/07                   3/31/07
---------------------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                                    2.7 Years                 2.8 Years

DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

----------------------------------------------------------
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/07
----------------------------------------------------------

3/31/07 TO 9/30/07        30-DAY SEC YIELD
     1.61%**                   3.89%

------------------
 EXPENSE RATIO(+)
------------------
     0.55%


 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS
(ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NO  ADJUSTMENT  HAS  BEEN  MADE  FOR  TAXES  PAYABLE  BY  SHAREHOLDERS  ON THEIR
REINVESTED  NET   INVESTMENT   INCOME   DIVIDENDS  AND  REALIZED   CAPITAL  GAIN
DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
                  TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS              3.64%        =         3.76%           +       (0.12)%
5 YEARS               2.53%        =         3.12%           +       (0.59)%
1 YEAR                3.26%        =         3.73%           +       (0.47)%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2007

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                    TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
9/30/1998               5.62%              4.69%                   0.93%
9/30/1999               2.06               4.47                   -2.41
9/30/2000               4.51               4.70                   -0.19
9/30/2001               6.89               4.51                    2.38
9/30/2002               4.74               3.63                    1.11
9/30/2003               2.97               2.97                    0.00
9/30/2004               1.57               2.49                   -0.92
9/30/2005               1.72               2.92                   -1.20
9/30/2006               3.16               3.54                   -0.38
9/30/2007               3.26               3.73                   -0.47

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Tax Exempt Short-Term Fund's Dividend Return on Page 10,
and assuming marginal federal tax rates of:   25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                 DIVIDEND
 PERIOD           RETURN
---------       ----------
10 YEARS          3.76%                        5.01%    5.22%    5.61%    5.78%
5 YEARS           3.12%                        4.16%    4.33%    4.66%    4.80%
1 YEAR            3.73%                        4.97%    5.18%    5.57%    5.74%


To match the USAA Tax  Exempt  Short-Term  Fund's  closing  30-day  SEC Yield of
3.89%,

A FULLY TAXABLE INVESTMENT MUST PAY:           5.19%    5.40%    5.81%    5.98%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                LIPPER SHORT
                 LEHMAN BROTHERS        USAA TAX EXEMPT        MUNICIPAL DEBT
              MUNICIPAL BOND INDEX      SHORT-TERM FUND         FUNDS INDEX
09/30/97           $10,000.00              $10,000.00           $10,000.00
10/31/97            10,064.45               10,037.96            10,037.05
11/30/97            10,123.72               10,082.92            10,068.76
12/31/97            10,271.34               10,152.05            10,126.76
01/31/98            10,377.26               10,207.90            10,179.64
02/28/98            10,380.41               10,236.16            10,207.13
03/31/98            10,389.65               10,266.37            10,233.11
04/30/98            10,342.78               10,248.58            10,234.72
05/31/98            10,506.39               10,333.67            10,295.99
06/30/98            10,547.86               10,375.84            10,332.34
07/31/98            10,574.22               10,405.59            10,367.74
08/31/98            10,737.61               10,493.41            10,439.03
09/30/98            10,871.48               10,562.33            10,490.03
10/31/98            10,871.25               10,591.62            10,529.00
11/30/98            10,909.34               10,613.83            10,551.90
12/31/98            10,936.83               10,654.84            10,590.47
01/31/99            11,066.87               10,702.11            10,646.48
02/28/99            11,018.64               10,710.71            10,660.15
03/31/99            11,033.74               10,723.76            10,680.71
04/30/99            11,061.23               10,763.81            10,710.05
05/31/99            10,997.23               10,760.37            10,715.83
06/30/99            10,839.02               10,713.21            10,688.09
07/31/99            10,878.46               10,751.11            10,725.58
08/31/99            10,791.25               10,750.52            10,732.36
09/30/99            10,795.75               10,779.93            10,761.20
10/31/99            10,678.79               10,776.23            10,768.32
11/30/99            10,792.38               10,829.54            10,805.73
12/31/99            10,711.92               10,829.84            10,810.08
01/31/00            10,665.27               10,820.13            10,817.32
02/29/00            10,789.22               10,870.79            10,854.36
03/31/00            11,024.95               10,943.21            10,906.05
04/30/00            10,959.82               10,951.24            10,920.89
05/31/00            10,902.80               10,967.79            10,939.09
06/30/00            11,191.72               11,085.01            11,021.33
07/31/00            11,347.44               11,170.05            11,086.79
08/31/00            11,522.32               11,245.51            11,147.95
09/30/00            11,462.38               11,266.31            11,173.78
10/31/00            11,587.45               11,322.81            11,222.61
11/30/00            11,675.12               11,366.57            11,261.26
12/31/00            11,963.58               11,483.01            11,344.07
01/31/01            12,082.12               11,602.76            11,441.37
02/28/01            12,120.43               11,645.18            11,479.73
03/31/01            12,229.06               11,707.66            11,537.38
04/30/01            12,096.55               11,686.64            11,547.14
05/31/01            12,226.81               11,773.32            11,622.70
06/30/01            12,308.61               11,836.46            11,668.42
07/31/01            12,490.93               11,923.84            11,732.73
08/31/01            12,696.69               12,018.61            11,808.75
09/30/01            12,654.09               12,042.68            11,836.26
10/31/01            12,804.86               12,105.44            11,889.56
11/30/01            12,696.91               12,077.28            11,878.59
12/31/01            12,576.79               12,068.29            11,887.36
01/31/02            12,794.95               12,149.49            11,954.47
02/28/02            12,949.09               12,230.98            12,013.53
03/31/02            12,695.34               12,130.31            11,945.84
04/30/02            12,943.46               12,256.92            12,033.87
05/31/02            13,022.11               12,295.57            12,073.34
06/30/02            13,159.81               12,373.99            12,133.24
07/31/02            13,329.05               12,454.57            12,191.12
08/31/02            13,489.29               12,525.73            12,237.12
09/30/02            13,784.74               12,615.73            12,288.20
10/31/02            13,556.22               12,534.76            12,230.73
11/30/02            13,499.88               12,558.38            12,258.46
12/31/02            13,784.74               12,672.33            12,347.70
01/31/03            13,749.80               12,693.55            12,374.57
02/28/03            13,942.04               12,783.05            12,438.04
03/31/03            13,950.38               12,789.93            12,429.83
04/30/03            14,042.55               12,821.23            12,456.98
05/31/03            14,371.35               12,924.18            12,528.50
06/30/03            14,310.28               12,929.00            12,539.85
07/31/03            13,809.53               12,814.87            12,487.79
08/31/03            13,912.52               12,855.85            12,516.82
09/30/03            14,321.55               12,989.94            12,598.92
10/31/03            14,249.43               12,983.00            12,592.03
11/30/03            14,397.95               13,020.37            12,610.99
12/31/03            14,517.16               13,048.71            12,628.52
01/31/04            14,600.32               13,087.92            12,663.07
02/29/04            14,820.05               13,173.57            12,711.13
03/31/04            14,768.44               13,139.43            12,696.44
04/30/04            14,418.68               13,035.28            12,630.49
05/31/04            14,366.39               13,012.74            12,614.28
06/30/04            14,418.68               13,027.36            12,626.80
07/31/04            14,608.43               13,091.17            12,674.43
08/31/04            14,901.18               13,178.17            12,744.76
09/30/04            14,980.28               13,193.70            12,753.82
10/31/04            15,109.19               13,222.82            12,779.04
11/30/04            14,984.56               13,190.62            12,747.00
12/31/04            15,167.56               13,246.45            12,793.81
01/31/05            15,309.31               13,262.26            12,795.21
02/28/05            15,258.38               13,255.81            12,794.35
03/31/05            15,162.15               13,237.66            12,790.11
04/30/05            15,401.26               13,284.74            12,819.47
05/31/05            15,510.11               13,319.36            12,849.07
06/30/05            15,606.34               13,366.37            12,895.60
07/31/05            15,535.80               13,363.24            12,898.68
08/31/05            15,692.65               13,410.59            12,936.75
09/30/05            15,586.96               13,423.07            12,954.56
10/31/05            15,492.30               13,418.87            12,954.79
11/30/05            15,566.67               13,442.00            12,976.47
12/31/05            15,700.54               13,481.64            13,017.14
01/31/06            15,742.91               13,516.80            13,051.71
02/28/06            15,848.60               13,554.17            13,080.56
03/31/06            15,739.30               13,557.91            13,084.28
04/30/06            15,733.89               13,570.00            13,103.77
05/31/06            15,803.98               13,611.48            13,149.45
06/30/06            15,744.48               13,630.21            13,156.36
07/31/06            15,931.76               13,695.61            13,209.34
08/31/06            16,168.17               13,776.64            13,278.05
09/30/06            16,280.62               13,845.86            13,329.24
10/31/06            16,382.71               13,886.44            13,363.21
11/30/06            16,519.28               13,941.02            13,405.55
12/31/06            16,460.91               13,959.51            13,423.18
01/31/07            16,418.77               13,959.00            13,434.29
02/28/07            16,635.12               14,040.06            13,494.88
03/31/07            16,594.10               14,071.04            13,524.51
04/30/07            16,643.23               14,112.64            13,559.13
05/31/07            16,569.54               14,102.94            13,579.11
06/30/07            16,483.67               14,109.10            13,576.71
07/31/07            16,611.46               14,164.38            13,625.05
08/31/07            16,539.79               14,186.35            13,643.14
09/30/07            16,784.53               14,295.59            13,710.07

                                   [END CHART]

         DATA FROM 9/30/97 THROUGH 9/30/07.

The graph illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Short-Term Fund to the following benchmarks:

       o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

       o The unmanaged Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

          [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                    LIPPER SHORT
                     USAA TAX EXEMPT               MUNICIPAL DEBT
                     SHORT-TERM FUND               FUNDS AVERAGE
9/30/1998                 4.52%                        4.08%
9/30/1999                 4.55                         3.90
9/30/2000                 4.61                         4.20
9/30/2001                 4.29                         3.98
9/30/2002                 3.48                         2.99
9/30/2003                 2.92                         2.23
9/30/2004                 2.49                         2.02
9/30/2005                 2.93                         2.27
9/30/2006                 3.48                         2.80
9/30/2007                 3.69                         3.18

                           [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/98 TO 9/30/07.

         THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

Electric Utilities                                14.9%

Hospital                                          14.4%

General Obligation                                 8.7%

Nursing/CCRC                                       8.4%

Escrowed Bonds                                     6.6%

Special Assessment/Tax/Fee                         5.0%

Sales Tax                                          4.5%

Multifamily Housing                                4.0%

Specialty Chemicals                                3.5%

Community Service                                  3.0%
-------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                              PORTFOLIO RATINGS MIX
                                     9/30/07

                [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                             19%
AA                                                               9%
A                                                               29%
BBB                                                             21%
Below Investment-Grade                                           2%
Securities with Short-Term Investment-Grade Ratings             20%

                            [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

           (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

           (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Branch Banking & Trust Co., La Salle Bank, N.A., or Societe Generale.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following: Government National Mortgage Assoc., or Texas Permanent School Fund.

           (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Continental Casualty Co., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

           ABAG    Association of Bay Area Governments
           BAN     Bond Anticipation Note
           COP     Certificate of Participation
           CP      Commercial Paper
           EDA     Economic Development Authority
           ETM     Escrowed to final maturity
           GO      General Obligation
           IDA     Industrial Development Authority/Agency
           IDB     Industrial Development Board
           IDRB    Industrial Development Revenue Bond
           ISD     Independent School District
           MFH     Multifamily Housing
           PCRB    Pollution Control Revenue Bond
           PRE     Prerefunded to a date prior to maturity
           RB      Revenue Bond
           SAVRS   Select Auction Variable-Rate Securities
           TAN     Tax Anticipation Note
           USD     Unified School District

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (54.0%)

             ALABAMA (1.2%)
  $ 2,000    Mobile IDB PCRB, Series A                                   4.65%        12/01/2011    $    2,007
             Montgomery Medical Clinic Board Health Care Facility RB,
    1,165       Series 2006                                              4.50          3/01/2012         1,163
    1,265       Series 2006                                              4.50          3/01/2013         1,258
    1,200       Series 2006                                              4.50          3/01/2014         1,186
    2,480       Series 2006                                              4.50          3/01/2015         2,440
    2,595       Series 2006                                              4.50          3/01/2016         2,537
      650    Pell City Special Care Facilities Financing
                Auth. RB, Series 2007A                                   5.00         12/01/2007           651
    1,000    Prattville Industrial Development PCRB, Series 1998         4.90          9/01/2008         1,003
                                                                                                    ----------
                                                                                                        12,245
                                                                                                    ----------
             ALASKA (0.6%)
             North Slope Borough GO,
      245       Series 1998A (INS)(ETM)                                  4.60(a)       6/30/2008           238
    6,255       Series 1998A (INS)                                       4.60(a)       6/30/2008         6,089
                                                                                                    ----------
                                                                                                         6,327
                                                                                                    ----------
             ARIZONA (0.8%)
             Arizona Health Facilities Auth. RB,
    1,495       Series 2004A                                             4.00          4/01/2010         1,496
    1,350       Series 2004A                                             4.00          4/01/2012         1,344
             Pinal County Correctional Facilities IDA RB,
    1,010       Series 2006A (INS)                                       5.00         10/01/2010         1,029
    1,000       Series 2006A (INS)                                       5.25         10/01/2012         1,037
    1,000       Series 2006A (INS)                                       5.25         10/01/2013         1,041
    1,710       Series 2006A (INS)                                       5.25         10/01/2014         1,786
                                                                                                    ----------
                                                                                                         7,733
                                                                                                    ----------
             ARKANSAS (0.1%)
    1,310    Springdale Sales and Use Tax RB, Series 2004 (INS)          4.00          7/01/2016         1,326
                                                                                                    ----------
             CALIFORNIA (2.0%)
      500    Community Medical Centers Municipal Finance Auth. COP       5.00          2/01/2009           506
             Golden State Tobacco Securitization Corp. Bonds,
    5,000       Series 2007A-1                                           5.00          6/01/2015         5,030
    7,000       Series 2007A-1                                           5.00          6/01/2016         7,017
    3,000       Series 2007A-1                                           5.00          6/01/2017         2,996

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             Salinas USD GO,
  $ 1,000       Series 2002A (INS)                                       4.21%(a)     10/01/2014    $      766
    2,000       Series 2002C (INS)                                       4.21(a)       6/01/2014         1,551
             Santa Rosa Rancheria Tachi Yokut Tribe Enterprise RB,
    1,040       Series 2006(b)                                           4.50          3/01/2011         1,031
    1,750       Series 2006(b)                                           4.88          3/01/2016         1,752
                                                                                                    ----------
                                                                                                        20,649
                                                                                                    ----------
             COLORADO (2.0%)
      680    Beacon Point Metropolitan District RB,
                Series 2005B (LOC - Compass Bank)                        4.38         12/01/2015           692
             Denver Health and Hospital Auth. Healthcare RB,
    1,250       Series 1998A (ETM)                                       5.25         12/01/2007         1,253
    1,250       Series 1998A (ETM)                                       5.25         12/01/2008         1,274
      370       Series 2001A (ETM)                                       5.25         12/01/2007           371
    1,000       Series 2007A                                             5.00         12/01/2014         1,031
    1,000       Series 2007A                                             5.00         12/01/2015         1,032
    1,475       Series 2007A                                             5.00         12/01/2016         1,518
             Health Facilities Auth. RB,
    2,000       Series 2006                                              5.00          6/01/2012         2,070
    1,335       Series 2006                                              5.00          6/01/2013         1,387
    2,000       Series 2006                                              5.00          6/01/2015         2,080
    2,000       Series 2006E                                             5.00         11/15/2015         2,106
    3,000       Series 2006E                                             5.00         11/15/2016         3,161
    2,220    High Plains Metropolitan District RB,
                Series 2005B (LOC - Compass Bank)                        4.38         12/01/2015         2,260
                                                                                                    ----------
                                                                                                        20,235
                                                                                                    ----------
             DISTRICT OF COLUMBIA (0.4%)
    4,200    Community Academy RB, Series 2007 (INS)                     4.50          5/01/2017         4,109
                                                                                                    ----------
             FLORIDA (0.7%)
    1,340    Clay County Development Auth. IDRB, Series 2002             3.95          3/01/2011         1,352
    3,700    Jacksonville Economic Development Commission IDRB,
                Series 2002                                              4.00          3/01/2011         3,739
    2,000    Palm Beach County School Board COP, Series 2006A (INS)      5.00          8/01/2015         2,149
                                                                                                    ----------
                                                                                                         7,240
                                                                                                    ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             GUAM (0.2%)
             Education Financing Foundation COP,
  $ 1,000       Series 2006A                                             4.00%        10/01/2013    $      995
      760       Series 2006A                                             5.00         10/01/2014           799
                                                                                                    ----------
                                                                                                         1,794
                                                                                                    ----------
             HAWAII (0.5%)
    4,720    Honolulu GO, Series 1999C (INS)                             5.00          7/01/2008         4,775
                                                                                                    ----------
             IDAHO (0.1%)
    1,005    Health Facilities Auth. RB, Series 1998 (ETM)               5.38          5/01/2008         1,011
                                                                                                    ----------
             ILLINOIS (3.4%)
   20,000    Chicago Board of Education GO, Series 1999A (INS)           4.50(a)      12/01/2009        18,503
    2,515    Chicago Special Assessment Improvement Bonds,
                Series 2002                                              6.13         12/01/2012         2,639
             Health Facilities Auth. RB,
      990       Series 2001 (Decatur Memorial Hospital)                  4.50         10/01/2007           990
    2,000       Series 2001A (Edward Hospital) (INS)                     4.25          2/15/2008         2,006
    1,195       Series 2001A (Edward Hospital) (INS)                     5.00          2/15/2009         1,219
             Housing Development Auth. Housing Bonds,
    1,000       Series 2006G                                             4.15          1/01/2014         1,006
      915       Series 2006G                                             4.15          7/01/2014           921
    1,145       Series 2006G                                             4.20          7/01/2015         1,150
      625       Series 2006G                                             4.30          1/01/2016           629
      780       Series 2006K                                             4.20          1/01/2014           787
      845       Series 2006K                                             4.35          1/01/2016           853
    3,916    Pingree Grove, Special Tax Bonds, Series 05-1               5.25          3/01/2015         3,960
                                                                                                    ----------
                                                                                                        34,663
                                                                                                    ----------
             INDIANA (0.9%)
    2,060    Health & Educational Facility Auth. RB, Series 2006B        5.00          2/15/2013         2,146
    3,000    Health Facility Financing Auth. RB, Series 1999A (INS)      5.00         11/01/2009         3,090
    3,750    Port Commission RB                                          4.10          5/01/2012         3,747
                                                                                                    ----------
                                                                                                         8,983
                                                                                                    ----------
             IOWA (0.1%)
    1,000    Lansing PCRB, Series 1998                                   3.60         11/01/2008           995
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             KANSAS (1.3%)
  $ 2,000    La Cygne Environmental Improvement RB, Series 2005 (INS)    4.05%         3/01/2015    $    2,025
   11,250    Wyandotte County Special Obligation RB,
                2nd Lien Series 2005                                     4.75         12/01/2016        11,336
                                                                                                    ----------
                                                                                                        13,361
                                                                                                    ----------
             LOUISIANA (0.2%)
    2,090    Jefferson Parish School Board RB, Series 1998 (INS)         4.90(a)       3/01/2008         2,057
                                                                                                    ----------
             MARYLAND (1.4%)
   10,000    Anne Arundel County PCRB, Series 1984                       4.10          7/01/2014        10,012
    3,745    Health and Higher Education Facilities Auth. RB,
                Series 2003C (acquired 3/05/2003; cost $3,745)(c)        5.00          2/01/2013         3,899
                                                                                                    ----------
                                                                                                        13,911
                                                                                                    ----------
             MASSACHUSETTS (1.6%)
             Commonwealth GO,
   12,575       Series 2000B (ETM)                                       5.50          6/01/2008        12,742
    1,425       Series 2000B (ETM)                                       5.50          6/01/2008         1,444
    1,640    Health and Educational Facilities Auth. RB,
                Series 1998B (INS)                                       5.25          7/01/2008         1,652
                                                                                                    ----------
                                                                                                        15,838
                                                                                                    ----------
             MICHIGAN (0.7%)
             Hospital Finance Auth. RB, Genesys Health
                System Medical Center,
    1,500       Series 1998A (ETM)                                       5.50         10/01/2007         1,500
    1,000       Series 1998A (ETM)                                       5.50         10/01/2008         1,020
             Hospital Finance Auth. RB, Henry Ford Health System,
    1,000       Series 2006A                                             5.00         11/15/2014         1,050
    1,000       Series 2006A                                             5.00         11/15/2015         1,053
    2,400    Wayne County COP (INS)                                      5.63          5/01/2011         2,482
                                                                                                    ----------
                                                                                                         7,105
                                                                                                    ----------
             MINNESOTA (0.4%)
    1,000    Higher Education Facilities Auth. RB, Series Six-I          4.00          4/01/2015           989
             St. Paul Housing and Redevelopment Auth.
                Health Care Facility RB,
      250       Series 2006                                              5.00          5/15/2013           257
      250       Series 2006                                              5.00          5/15/2014           257

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $   250       Series 2006                                              5.00%         5/15/2015    $      257
      300       Series 2006                                              5.00          5/15/2016           308
      325       Series 2006                                              5.25          5/15/2017           338
    1,645    St. Paul Housing and Redevelopment Auth. Hospital RB,
                Series 1997A                                             5.35         11/01/2007         1,646
                                                                                                    ----------
                                                                                                         4,052
                                                                                                    ----------
             MISSISSIPPI (1.9%)
             Jones County Hospital RB,
    1,105       Series 1997 (ETM)                                        5.10         12/01/2007         1,108
    1,155       Series 1997 (PRE)                                        5.20         12/01/2008         1,158
    5,155    Lafayette County Hospital RB, Series 1997 (ETM)             5.50          3/01/2009         5,239
             Mississippi Hospital Equipment and Facilities Auth. RB,
    4,330       Series 2006                                              5.00         12/01/2014         4,436
    1,500       Series 2007A                                             5.00          8/15/2013         1,562
    2,280       Series 2007A                                             5.00          8/15/2014         2,373
    1,000       Series 2007A                                             5.00          8/15/2015         1,042
    2,000       Series 2007A                                             5.00          8/15/2016         2,085
                                                                                                    ----------
                                                                                                        19,003
                                                                                                    ----------
             MISSOURI (2.1%)
             Cape Girardeau County IDA RB,
    1,000       Series 2007                                              5.00          6/01/2017         1,027
    1,135       Series 2007                                              5.00          6/01/2014         1,169
             Fenton Tax Increment RB,
    1,000       Series 2006                                              4.00          4/01/2009         1,003
    2,440       Series 2006                                              4.10          4/01/2010         2,450
    1,200       Series 2006                                              5.00          4/01/2011         1,240
    1,750       Series 2006                                              5.00          4/01/2012         1,819
    1,055    Missouri Joint Municipal Electric Utility
                Commission RB, Series 2006 (INS)                         5.00          1/01/2015         1,137
    5,500    Riverside IDA IDRB, Series 2007A (INS)                      4.50          5/01/2016         5,402
    6,000    State Environmental Improvement and
                Energy Resources Auth. RB, Series 1993                   4.00          1/02/2012         5,965
                                                                                                    ----------
                                                                                                        21,212
                                                                                                    ----------
             NEBRASKA (0.3%)
             Investment Finance Auth. Hospital RB,
      410       Series 1997 (INS)                                        5.00         11/15/2007           410
      505       Series 1997 (INS)                                        5.05         11/15/2008           511
    2,570    O'Neil IDRB, Series 2001                                    4.80          5/01/2009         2,612
                                                                                                    ----------
                                                                                                         3,533
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             NEW JERSEY (3.5%)
  $ 4,467    Bayonne BAN                                                 4.75%        10/26/2007    $    4,468
    4,500    Bayonne BAN                                                 5.00         10/26/2007         4,502
    1,000    Bayonne Redevelopment Agency Project Notes, Series 2007A    5.00          4/11/2009         1,006
   10,000    Bayonne TAN                                                 5.00          9/18/2008        10,045
    5,450    Tobacco Settlement Financing Corp.
                Asset-Backed Bonds, Series 2007-1                        5.00          6/01/2014         5,479
    9,640    Transit Corp. COP, Series 2002B                             5.75          9/15/2014        10,378
                                                                                                    ----------
                                                                                                        35,878
                                                                                                    ----------
             NEW MEXICO (0.5%)
             Jicarilla Apache Nation RB,
    1,500       Series 2003A(b)                                          5.00          9/01/2011         1,537
    1,850       Series 2003A(b)                                          5.00          9/01/2013         1,912
    2,120    Sandoval County Incentive Payment RB, Series 2005           4.00          6/01/2015         2,121
                                                                                                    ----------
                                                                                                         5,570
                                                                                                    ----------
             NEW YORK (7.9%)
    1,570    Albany IDA RB, Series 2002A                                 5.25          7/01/2008         1,574
             Dormitory Auth. RB, Bronx-Lebanon Hospital Center,
    2,000       Series 2006                                              4.00          2/15/2015         2,017
    2,000       Series 2006                                              4.00          8/15/2015         2,016
    5,000    Dormitory Auth. RB, Good Samaritan
                Hospital, Series 1998A (INS)(ETM)                        5.50          7/01/2009         5,173
             Dormitory Auth. RB, Jamaica Hospital,
    2,675       Series 2007                                              4.00          2/15/2015         2,706
      720       Series 2007                                              4.00          2/15/2016           723
             Dormitory Auth. RB, NYU Hospitals Center,
    1,000       Series 2006A                                             5.00          7/01/2013         1,022
    3,010       Series 2006A                                             5.00          7/01/2014         3,069
    3,145       Series 2006A                                             5.00          7/01/2015         3,205
    3,710       Series 2007A                                             5.00          7/01/2013         3,793
    4,095       Series 2007A                                             5.00          7/01/2015         4,173
    3,295       Series 2007A                                             5.00          7/01/2016         3,350
    4,000    East Rochester Housing Auth. RB, Series 2002A (NBGA)        3.75         12/20/2012         4,003
             New York City GO,
    1,085       Series 1999H (ETM)                                       5.00          3/15/2008         1,093
    1,915       Series 1999H                                             5.00          3/15/2008         1,928
    3,940       Series 2001A (ETM)                                       5.00          5/15/2008         3,978

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             New York City Transitional Finance Auth. RB,
  $ 2,150       Series 1999A (ETM)                                       5.00%         8/15/2008    $    2,179
    7,850       Series 1999A (economically defeased)                     5.00          8/15/2008         7,957
    2,500    Seneca Nation Indians Capital Improvements
                Auth. Special Obligation RB, Series A(b)                 5.25         12/01/2016         2,543
    5,095    Suffolk County IDA RB, Series 2006                          4.30         11/01/2011         5,056
             Thruway Auth. Highway and Bridge Trust Fund Bonds,
   10,000       Series 1999B (INS)(ETM)                                  5.00          4/01/2008        10,079
    7,650       Series 2000B (INS)(ETM)                                  5.50          4/01/2008         7,730
    1,275    Ulster County IDA RB, Series 1999
                (LOC - Manufacturers & Traders Trust Co.)                5.20         11/15/2009         1,296
                                                                                                    ----------
                                                                                                        80,663
                                                                                                    ----------
             NORTH CAROLINA (0.2%)
    2,100    Medical Care Commission Retirement
                Facilities RB, Series 2007                               4.38          7/01/2017         1,999
                                                                                                    ----------
             OHIO (1.5%)
             American Municipal Power Electricity Purchase RB,
    3,750       Series 2007A                                             5.00          2/01/2009         3,800
    7,500       Series 2007A                                             5.00          2/01/2010         7,709
      600    Franklin County Health Care Facilities RB, Series 1997      5.25          7/01/2008           604
             Miami County Hospital Facilities RB,
    1,240       Series 2006                                              5.25          5/15/2011         1,280
    1,865       Series 2006                                              5.25          5/15/2012         1,937
                                                                                                    ----------
                                                                                                        15,330
                                                                                                    ----------
             OKLAHOMA (0.7%)
             Cherokee Nation Health Care System RB,
    1,200       Series 2006 (INS)(b)                                     4.10         12/01/2011         1,201
    2,150       Series 2006 (INS)(b)                                     4.30         12/01/2016         2,165
             Norman Regional Hospital Auth. Hospital
                Revenue Refunding & Improvement Bonds,
    1,685       Series 2007 (INS)                                        5.00          9/01/2011         1,733
    1,000       Series 2007 (INS)                                        5.00          9/01/2013         1,035
    1,090       Series 2007 (INS)                                        5.00          9/01/2014         1,130
                                                                                                    ----------
                                                                                                         7,264
                                                                                                    ----------
             OREGON (0.5%)
    5,400    Tri-County Metropolitan Transportation
                District RB, Series 2006 (INS)                           4.00          5/01/2014         5,425
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (0.5%)
  $ 1,000    Allegheny County Hospital Development
                Auth. Hospital System RB, Series 2007A                   5.00%        11/15/2009    $    1,000
             Montgomery County IDA RB,
    1,500       Series 2006B                                             5.00         11/15/2016         1,544
    2,000       Series 2006B                                             5.00         11/15/2017         2,050
                                                                                                    ----------
                                                                                                         4,594
                                                                                                    ----------
             PUERTO RICO (3.9%)
   11,585    Government Development Bank CP                              4.25         10/10/2007        11,585
    5,000    Government Development Bank CP                              4.25         10/11/2007         5,000
   15,500    Government Development Bank CP                              4.30         11/16/2007        15,502
    7,500    Government Development Bank Notes, Series 2006B             5.00         12/01/2014         7,967
                                                                                                    ----------
                                                                                                        40,054
                                                                                                    ----------
             SOUTH CAROLINA (1.1%)
    2,125    Georgetown County PCRB, Series 1999A                        5.13          2/01/2012         2,183
    3,000    Jobs EDA Health Facilities RB, Series 2002F-1 (INS)         4.05          4/01/2013         2,963
    1,000    Lexington County Health Services District
                Hospital RB, Series 2007                                 5.00         11/01/2014         1,046
    4,000    Richland County Environmental Improvement RB,
                Series 2007A                                             4.60          9/01/2012         4,041
    1,485    SCAGO Educational Facilities Corp.
                Union School District RB, Series 2006 (INS)              4.00         12/01/2016         1,419
                                                                                                    ----------
                                                                                                        11,652
                                                                                                    ----------
             TENNESSEE (0.0%)
      495    Springfield Hospital RB, Series 1998                        4.90          8/01/2008           497
                                                                                                    ----------
             TEXAS (6.0%)
    1,695    Austin Higher Education Auth. RB, Series 1998               4.80          8/01/2009         1,706
      605    Bexar County Health Facilities Development
                Corp. RB, Series 2007                                    5.00          7/01/2011           619
    2,095    Duncanville ISD GO, Series 2001A (NBGA)                     4.42(a)       2/15/2008         2,067
             Gregg County Health Facilities Development
                Corp. Hospital RB,
    1,335       Series 2006A                                             5.00         10/01/2015         1,369
    2,105       Series 2006A                                             5.00         10/01/2016         2,154
      750    Harlandale ISD School Refunding Bonds,
                Series 2000 (NBGA)                                       5.10(a)       8/15/2008           727
    1,110    Harrison County Health Facilities Development
                Corp. RB, Series 1998 (INS)(ETM)                         4.90          1/01/2008         1,114

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             Hidalgo County Health Services Corp. RB,
  $ 1,090       Series 2005                                              4.00%         8/15/2008    $    1,088
      190       Series 2005                                              5.00          8/15/2010           193
    3,000    Houston ISD GO, Series 1999A (NBGA)                         4.55(a)       2/15/2009         2,850
             Houston ISD Public Facility Corp. RB,
    3,885       Series 1998A (INS)                                       4.90(a)       9/15/2008         3,752
    5,260       Series 1998B (INS)                                       4.90(a)       9/15/2008         5,080
             Lewisville ISD Tax Refunding Bonds,
    4,000       Series 2006 (NBGA)                                       4.01(a)       8/15/2010         3,594
    3,000       Series 2006 (NBGA)                                       4.07(a)       8/15/2011         2,594
    1,875    Lewisville RB, Series 1998 (INS)                            5.00          9/01/2010         1,906
             Midlothian Development Auth. RB,
      500       Series 2007A (INS)                                       5.00         11/15/2011           514
      760       Series 2007A (INS)                                       5.00         11/15/2012           784
      535       Series 2007A (INS)                                       5.00         11/15/2013           553
      560       Series 2007A (INS)                                       5.00         11/15/2014           580
      390       Series 2007A (INS)                                       5.00         11/15/2015           403
             Northwest ISD GO,
    1,220       Series 2006 (NBGA)                                       4.01(a)       2/15/2013           992
    1,000       Series 2006 (NBGA)                                       4.07(a)       2/15/2014           780
    8,150    Plano ISD GO, Series 2001 (NBGA)                            4.42(a)       2/15/2008         8,040
             San Leanna Education Facilities Corp.
                Higher Education RB,
    1,000       Series 2007                                              5.00          6/01/2013         1,032
    1,585       Series 2007                                              5.00          6/01/2017         1,637
             Tarrant County Cultural Education Facilities
                Finance Corp. Retirement Facility RB,
    1,250       Series 2006A                                             5.75         11/15/2015         1,295
    1,000       Series 2007                                              5.25         11/15/2011         1,005
    1,265       Series 2007                                              5.25         11/15/2014         1,263
    1,000       Series 2007                                              5.00          5/15/2011         1,022
    1,155       Series 2007                                              5.25         11/15/2012         1,159
    1,220       Series 2007                                              5.00         11/15/2013         1,270
    1,100       Series 2007                                              5.25         11/15/2013         1,101
    1,470       Series 2007                                              5.00          5/15/2015         1,506
    1,000       Series 2007                                              5.00         11/15/2017         1,053
             Wylie ISD GO,
      710       Series 2001 (NBGA)(ETM)                                  4.40(a)       8/15/2008           688
      675       Series 2001 (NBGA)                                       4.40(a)       8/15/2008           654
    1,225       Series 2001 (NBGA)(ETM)                                  4.50(a)       8/15/2009         1,143
    2,155       Series 2001 (NBGA)                                       4.50(a)       8/15/2009         2,011
                                                                                                    ----------
                                                                                                        61,298
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             UTAH (1.8%)
  $18,470    Jordanelle Special Service District, BAN, Series 2007
                (acquired 6/15/2007; cost $18,470)(c)                    4.58%         6/20/2009    $   18,562
                                                                                                    ----------
             VIRGINIA (2.3%)
   18,665    Chesapeake Port Facility IDA RB, Series 2004                3.90          3/01/2013        18,462
    3,000    Chesterfield County IDA PCRB, Series 1987C                  4.95         12/01/2007         3,002
    2,000    Newport News IDA IDRB, Series 2000                          5.50          9/01/2008         2,036
                                                                                                    ----------
                                                                                                        23,500
                                                                                                    ----------
             WISCONSIN (0.7%)
    6,885    Kenosha GO, Series 1998B (INS)(ETM)                         4.50(a)      10/15/2008         6,631
                                                                                                    ----------
             Total Fixed-Rate Instruments (cost: $550,771)                                             551,074
                                                                                                    ----------
             PUT BONDS (21.3%)

             ARIZONA (2.0%)
             Maricopa County PCRB,
   10,000       Series 2000B                                             2.90          6/01/2035         9,810
   11,000       Series 2003A                                             4.00          1/01/2038        11,011
                                                                                                    ----------
                                                                                                        20,821
                                                                                                    ----------
             CALIFORNIA (4.3%)
   10,150    ABAG Finance Auth. for Nonprofit Corps.
                MFH RB, Series 2000B                                     6.25          8/15/2030        10,328
    5,900    Fresno MFH RB, Series 1997A                                 4.88          1/01/2028         5,963
             Health Facilities Financing Auth. RB,
      245       Series H (PRE)                                           4.45          7/01/2026           253
    2,755       Series H                                                 4.45          7/01/2026         2,813
             Statewide Communities Development Auth. RB,
    5,000       Series 1999F                                             5.30          6/01/2029         5,044
    5,775       Series 2002C                                             3.85         11/01/2029         5,793
    5,000       Series 2006B (INS)                                       4.10          4/01/2028         5,098
    8,500       Series I                                                 3.45          4/01/2035         8,384
                                                                                                    ----------
                                                                                                        43,676
                                                                                                    ----------
             COLORADO (0.3%)
    3,000    Health Facilities Auth. RB, Series 2004B                    3.75          6/01/2034         2,983
                                                                                                    ----------
             FLORIDA (1.5%)
             Highlands County Health Facilities Auth. RB,
    5,000       Series 2002                                              3.95         11/15/2032         4,948
    7,500       Series 2005I                                             5.00         11/15/2029         7,652

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $ 2,500    Univ. Athletic Association, Inc. RB,
                Series 2001 (LOC - SunTrust Bank)                        2.80%        10/01/2031    $    2,467
                                                                                                    ----------
                                                                                                        15,067
                                                                                                    ----------
             ILLINOIS (2.0%)
             Educational Facilities Auth. RB,
    1,250       Series 1998A                                             4.13          3/01/2030         1,251
    1,250       Series 1998A                                             4.13          3/01/2030         1,228
    2,500       Series 1998B                                             4.05          7/01/2025         2,518
    1,550       Series 2000A                                             3.35          3/01/2034         1,533
   12,000       Series 2000A                                             3.65          3/01/2034        11,891
    1,900       Series 2002                                              3.90         11/01/2036         1,891
                                                                                                    ----------
                                                                                                        20,312
                                                                                                    ----------
             IOWA (0.8%)
    8,500    Chillicothe PCRB, Series 1998                               3.60         11/01/2023         8,468
                                                                                                    ----------
             LOUISIANA (2.5%)
   10,000    Local Government Environmental Facilities and Community
                Development Auth. RB, Series 2000 (INS)                  2.95          3/01/2030         9,912
             Offshore Terminal Auth. RB,
    5,000       Series 2001                                              3.65         10/01/2021         5,001
   10,000       Series 2007B-2                                           4.30         10/01/2037        10,097
                                                                                                    ----------
                                                                                                        25,010
                                                                                                    ----------
             MISSOURI (0.4%)
    4,000    Bi-State Development Agency Mass Transit Sales Tax
                Appropriation Bonds, Series 2005A
                (LOC - JPMorgan Chase Bank, N.A.)                        3.95         10/01/2035         4,032
                                                                                                    ----------
             NEW MEXICO (0.5%)
    5,500    Farmington PCRB, Series 2002A (INS)                         4.00          6/01/2032         5,516
                                                                                                    ----------
             NEW YORK (1.0%)
    1,970    Amherst IDA RB, Series 2006A (INS)                          4.20         10/01/2031         1,972
    1,100    Brookhaven IDA RB, Series 2001
                (LOC - North Fork Bank)                                  4.25         11/01/2037         1,108
    7,000    Hempstead IDA RB, Series 2001                               5.00         12/01/2010         7,095
                                                                                                    ----------
                                                                                                        10,175
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             OHIO (0.2%)
  $ 2,015    Allen County Economic Development RB,
                Series 1998 (LOC - National City Bank)                   3.00%         4/15/2018    $    2,007
                                                                                                    ----------
             RHODE ISLAND (0.2%)
    2,215    Health and Educational Building Corp. RB,
                Series 2003B (LOC - Citizens Bank)                       2.55          9/15/2033         2,209
                                                                                                    ----------
             TEXAS (2.4%)
    9,895    Northside ISD Refunding Bonds, Series 2006C (NBGA)          4.10          6/01/2035        10,019
             Red River Education Finance Corp. RB,
   12,000       Series 2001                                              2.75          3/01/2031        11,747
    2,500       Series 2004 (LOC - Allied Irish Banks plc)               2.10         12/01/2034         2,488
                                                                                                    ----------
                                                                                                        24,254
                                                                                                    ----------
             VIRGINIA (0.4%)
    3,750    Peninsula Ports Auth. Coal Terminal RB, Series 2003         3.30         10/01/2033         3,725
                                                                                                    ----------
             WYOMING (2.8%)
   15,000    Lincoln County PCRB, Series 1991                            3.40          1/01/2016        14,698
   14,000    Sweetwater County PCRB                                      3.90         12/01/2014        13,803
                                                                                                    ----------
                                                                                                        28,501
                                                                                                    ----------
             Total Put Bonds (cost: $216,941)                                                          216,756
                                                                                                    ----------
             PERIODIC AUCTION RESET BONDS (6.0%)

             ARIZONA (1.1%)
   11,500    Maricopa County IDA MFH RB, Series 2003B                    6.91          1/01/2039        11,500
                                                                                                    ----------
             CALIFORNIA (2.0%)
             Statewide Communities Development Auth. COP, SAVRS,
    9,700       Series 1998 (INS)                                        7.80         12/01/2028         9,700
    8,950       Series 1999 (INS)                                        7.25          5/15/2029         8,950
      650       Series TJT5 (INS)                                        7.00          5/15/2029           650
    1,000       Series TMG9 (INS)                                        7.00          5/15/2029         1,000
                                                                                                    ----------
                                                                                                        20,300
                                                                                                    ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             FLORIDA (1.7%)
  $ 7,250    Brevard County Health Facilities Auth. RB,
                SAVRS, Series 1998 (INS)                                 6.75%        12/01/2028    $    7,250
    9,750    Volusia County IDA RB, SAVRS, Series 1998 (INS)             6.75         12/01/2028         9,750
                                                                                                    ----------
                                                                                                        17,000
                                                                                                    ----------
             OKLAHOMA (1.2%)
   12,000    Tulsa County Industrial Auth. MFH RB, SAVRS,
                Series 2002B                                             6.74          1/01/2039        12,000
                                                                                                    ----------
             Total Periodic Auction Reset Bonds (cost: $60,800)                                         60,800
                                                                                                    ----------
             VARIABLE-RATE DEMAND NOTES (17.8%)

             ALABAMA (3.6%)
      800    Columbia IDB PCRB, Series 1995E                             4.00         10/01/2022           800
   35,950    McIntosh IDRB, Series 1998D                                 4.25          7/01/2028        35,950
                                                                                                    ----------
                                                                                                        36,750
                                                                                                    ----------
             DELAWARE (1.0%)
   10,100    EDA RB, Series 1999A                                        4.15          7/01/2024        10,100
                                                                                                    ----------
             GEORGIA (0.4%)
    4,000    La Grange Development Auth. RB, Series 1989                 4.13         10/01/2012         4,000
                                                                                                    ----------
             IDAHO (1.9%)
   19,885    American Falls Reservoir District RB, Series 2000           4.18          2/01/2025        19,885
                                                                                                    ----------
             MICHIGAN (1.4%)
   14,200    Strategic Fund PCRB, Series 1985                            7.00         12/01/2008        14,200
                                                                                                    ----------
             NORTH CAROLINA (2.4%)
   15,000    Medical Care Commission Health Care
                Facilities RB, Series 2001 (LIQ)(INS)                    6.00          4/01/2031        15,000
    9,100    Medical Care Commission Retirement
                Community RB, Series 1996 (LIQ)(INS)                     5.90         11/15/2009         9,100
                                                                                                    ----------
                                                                                                        24,100
                                                                                                    ----------
             OHIO (0.7%)
    7,440    Marion County RB, Series 2002 (LOC - Sky Bank)              4.34          9/01/2024         7,440
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (0.9%)
  $ 9,100    Berks County IDA RB, Series 1982 (INS)                      4.80%         7/01/2016    $    9,100
                                                                                                    ----------
             PUERTO RICO (2.0%)
   20,000    Sales Tax Financing Corp. Sales Tax RB,
                Series 2007A Trust TR Series SGC-4 (LIQ)(b)              4.09          8/01/2057        20,000
                                                                                                    ----------
             SOUTH CAROLINA (0.4%)
    4,200    Oconee County PCRB, Series 1999A                            4.19          2/01/2017         4,200
                                                                                                    ----------
             SOUTH DAKOTA (1.0%)
   10,400    Grant County PCRB, Series 1993                              4.39         12/01/2012        10,400
                                                                                                    ----------
             WYOMING (2.1%)
    8,485    Converse County PCRB, Series 1992                           4.24         12/01/2020         8,485
             Sweetwater County PCRB,
    9,335       Series 1992A                                             4.24         12/01/2020         9,335
    3,500       Series 1992B                                             4.24         12/01/2020         3,500
                                                                                                    ----------
                                                                                                        21,320
                                                                                                    ----------
             Total Variable-Rate Demand Notes (cost: $181,495)                                         181,495
                                                                                                    ----------

             TOTAL INVESTMENTS (COST: $1,010,007)                                                   $1,010,125
                                                                                                    ==========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2007, was $22,461,000, which represented 2.2% of the Fund's net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $1,010,007)      $1,010,125
   Cash                                                                                   109
   Receivables:
      Capital shares sold                                                               1,530
      Interest                                                                          9,870
                                                                                   ----------
         Total assets                                                               1,021,634
                                                                                   ----------
LIABILITIES
   Payables:
      Securities purchased                                                                515
      Capital shares redeemed                                                             536
      Dividends on capital shares                                                         678
   Accrued management fees                                                                234
   Accrued transfer agent's fees                                                            4
   Other accrued expenses and payables                                                    136
                                                                                   ----------
         Total liabilities                                                              2,103
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $1,019,531
                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $1,023,452
   Accumulated undistributed net investment income                                         44
   Accumulated net realized loss on investments                                        (4,083)
   Net unrealized appreciation of investments                                             118
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $1,019,531
                                                                                   ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                     96,488
                                                                                   ==========
   Net asset value, redemption price, and offering price per share                 $    10.57
                                                                                   ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                    $22,348
                                                                      -------
EXPENSES
   Management fees                                                      1,655
   Administration and servicing fees                                      780
   Transfer agent's fees                                                  251
   Custody and accounting fees                                             85
   Postage                                                                 35
   Shareholder reporting fees                                              22
   Trustees' fees                                                           4
   Registration fees                                                       23
   Professional fees                                                       34
   Other                                                                   12
                                                                      -------
      Total expenses                                                    2,901
   Expenses paid indirectly                                              (101)
                                                                      -------
      Net expenses                                                      2,800
                                                                      -------
NET INVESTMENT INCOME                                                  19,548
                                                                      -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                      (82)
   Change in net unrealized appreciation/depreciation                  (3,471)
                                                                      -------
      Net realized and unrealized loss                                 (3,553)
                                                                      -------
   Increase in net assets resulting from operations                   $15,995
                                                                      =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2007

                                                                9/30/2007       3/31/2007
                                                               --------------------------
FROM OPERATIONS
   Net investment income                                       $   19,548      $   40,302
   Net realized loss on investments                                   (82)           (864)
   Change in net unrealized appreciation/depreciation
      of investments                                               (3,471)          2,306
                                                               --------------------------
      Increase in net assets resulting from operations             15,995          41,744
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (19,549)        (40,261)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       90,354         195,520
   Reinvested dividends                                            14,981          29,886
   Cost of shares redeemed                                       (148,929)       (320,327)
                                                               --------------------------
      Decrease in net assets from capital share transactions      (43,594)        (94,921)
                                                               --------------------------
   Net decrease in net assets                                     (47,148)        (93,438)

NET ASSETS
   Beginning of period                                          1,066,679       1,160,117
                                                               --------------------------
   End of period                                               $1,019,531      $1,066,679
                                                               ==========================
Accumulated undistributed net investment income:
   End of period                                               $       44      $       45
                                                               ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      8,563          18,457
   Shares issued for dividends reinvested                           1,420           2,821
   Shares redeemed                                                (14,122)        (30,238)
                                                               --------------------------
      Decrease in shares outstanding                               (4,139)         (8,960)
                                                               ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                 primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2007.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $101,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 2.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2008, in accordance with applicable tax law.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2007, the Fund had capital loss carryovers of $3,766,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

       CAPITAL LOSS CARRYOVERS
------------------------------------
 EXPIRES                    BALANCE
---------                 ----------
  2009                    $   85,000
  2012                       149,000
  2013                       941,000
  2014                       265,000
  2015                     2,326,000
                          ----------
                 Total    $3,766,000
                          ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         September 30, 2007, were $169,652,000 and $139,663,000, respectively.

         As of September 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2007, were $4,169,000 and $4,051,000, respectively, resulting in net unrealized appreciation of $118,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended September 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $1,655,000, which included a performance adjustment of $199,000 that increased the base management fee of 0.28% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $780,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2007, the Fund reimbursed the Manager $8,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $251,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                           NET REALIZED
                                                         COST TO               LOSS
      SELLER                    PURCHASER               PURCHASER           TO SELLER
---------------------------------------------------------------------------------------
USAA Tax Exempt            USAA Virginia Money
  Short-Term Fund             Market Fund               $504,000               $(0)*

* Amount is less than $500.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                                     -----------------------------------------------------------------------------------------
                                           2007             2007           2006           2005           2004             2003
                                     -----------------------------------------------------------------------------------------
Net asset value at
   beginning of period               $    10.60       $    10.59     $    10.68     $    10.88     $    10.87       $    10.65
                                     -----------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                    .20              .39            .34            .28            .28              .35
   Net realized and
      unrealized gain (loss)               (.03)             .01           (.09)          (.20)           .01              .22
                                     -----------------------------------------------------------------------------------------
Total from investment operations            .17              .40            .25            .08            .29              .57
                                     -----------------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.20)            (.39)          (.34)          (.28)          (.28)            (.35)
                                     -----------------------------------------------------------------------------------------
Net asset value at end of period     $    10.57       $    10.60     $    10.59     $    10.68     $    10.88       $    10.87
                                     =========================================================================================
Total return (%)*                          1.61             3.79           2.40            .75           2.73             5.44
Net assets at end of period (000)    $1,019,531       $1,066,679     $1,160,117     $1,282,834     $1,358,560       $1,254,255
Ratio of expenses to
   average net assets (%)**(b)              .56(a)           .55            .56            .55            .56              .54
Ratio of net investment income to
   average net assets (%)**                3.76(a)          3.64           3.22           2.60           2.60             3.25
Portfolio turnover (%)                       19               35             24              8             22               14

  * Assumes  reinvestment of all net investment income  distributions during the period.
 ** For the  six-month  period ended  September  30, 2007,  average net assets were $1,039,878,000.
(a) Annualized.  The  ratio  is  not  necessarily  indicative  of 12  months  of operations.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.02%)           (.00%)(+)      (.01%)         (.00%)(+)      (.00%)(+)        (.01%)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                     BEGINNING                ENDING                DURING PERIOD*
                                   ACCOUNT VALUE           ACCOUNT VALUE            APRIL 1, 2007 -
                                   APRIL 1, 2007        SEPTEMBER 30, 2007        SEPTEMBER 30, 2007
                                   -----------------------------------------------------------------
Actual                               $1,000.00               $1,016.10                  $2.72
Hypothetical
   (5% return before expenses)        1,000.00                1,022.30                   2.73

         *Expenses are equal to the Fund's annualized expense ratio of 0.54%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.61% for the six-month period of April 1, 2007, through September 30, 2007.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and
         investment   personnel,   as  well  as  current  staffing  levels.  The
         allocation

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2006, and was in the top 10% of its performance universe for the five-year period ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is lower than or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT SHORT-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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56

 N O T E S
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                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8181; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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                                     INSURANCE o MEMBER SERVICES

39592-1107                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.